UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21930

Oceanstone Fund

(Exact name of registrant as specified in charter)

13453 El Presidio Trail

San Diego, CA 92130

(Address of principal executive offices) (Zip code)

James J. Wang

P.O. Box 130982

Carlsbad, CA 92013

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 481-4123

Date of fiscal year end: June 30

Date of reporting period: December 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

OCEANSTONE FUND

DECEMBER 31, 2013

(UNAUDITED)

Oceanstone Fund

1-800-988-6290

www.oceanstonefund.com

OCEANSTONE FUND

GRAPHICAL ILLUSTRATION

DECEMBER 31, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors based on percentage of net assets.

          *Net cash represents cash equivalents and other assets less liabilities.

            Sectors are based on Morningstar® classifications.

OCEANSTONE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (UNAUDITED)

Shares		Value

COMMON STOCKS - 28.98%

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 4.45%
300,000	JAKKS Pacific, Inc. *	$ 2,016,000

Retail-Drug Stores & Proprietary Stores - 11.17%
1,000,000	Rite Aid Corp. *	5,060,000

Services-Educational Services - 13.35%
180,000	ITT Educational Services, Inc. *	6,044,400

TOTAL FOR COMMON STOCKS (Cost $5,350,892) - 28.97%		13,120,400

SHORT TERM INVESTMENTS - 70.99%
32,153,224	Huntington U.S. Treasury Money Market Fund Trust Shares 0.03% **(Cost $32,153,224)	32,153,224

TOTAL INVESTMENTS (Cost $37,504,116) - 99.96%		45,273,624

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.04%		19,672

NET ASSETS - 100.00%		$ 45,293,296

* Non-income producing securities during the period.

** Variable rate security: the coupon rate shown represents the yield on December 31, 2013.

The accompanying notes are an integral part of these financial statements.

OCEANSTONE FUND

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2013 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $37,504,116)	$ 45,273,624
Cash	75,462
Shareholder Subscription	16,712
Receivables:
Dividends and Interest	833
Total Assets	45,366,631
Liabilities:
Accrued Management Fees	73,335
Total Liabilities	73,335
Net Assets	$ 45,293,296

Net Assets Consist of:
Paid In Capital	$ 37,526,444
Accumulated Undistributed Net Investment Loss	(2,890)
Accumulated Undistributed Realized Gain on Investments	234
Unrealized Appreciation in Value of Investments	7,769,508
Net Assets for 1,132,619 Shares Outstanding	$ 45,293,296

Net Asset Value Per Share	$ 39.99

The accompanying notes are an integral part of these financial statements.

OCEANSTONE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED)

Investment Income:
Dividends	$ 10,961
Interest	4,956
Total Investment Income	15,917

Expenses:
Advisory Fees (Note 3)	380,343
Total Expenses	380,343

Net Investment Loss	(364,426)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	1,338,996
Net Change in Unrealized Appreciation on Investments	3,198,778
Gain on Investments	4,537,774

Net Increase in Net Assets Resulting from Operations	$ 4,173,348

The accompanying notes are an integral part of these financial statements.

OCEANSTONE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2013	6/30/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (364,426)	$ (412,532)
Net Realized Gain on Investments	1,338,996	2,632,096
Net Change in Unrealized Appreciation on Investments	3,198,778	5,447,559
Net Increase in Net Assets Resulting from Operations	4,173,348	7,667,123

Distributions to Shareholders:
Realized Gains	(2,182,119)	(1,835,065)
Total Distributions Paid to Shareholders	(2,182,119)	(1,835,065)

Capital Share Transactions (Note 5)	7,534,482	3,669,166

Total Increase in Net Assets	9,525,711	9,501,224

Net Assets:
Beginning of Year	35,767,585	26,266,361

End of Year (including undistributed net investment loss of $2,890 and $257,978, respectively)	$ 45,293,296	$ 35,767,585

The accompanying notes are an integral part of these financial statements.

OCEANSTONE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited)
	Six Months
	Ended	Years Ended
	12/31/ 2013	6/30/ 2013	6/30/ 2012	6/30/ 2011	6/30/ 2010	6/30/ 2009

Net Asset Value, at Beginning of Period	$ 37.65	$ 30.97	$ 35.85	$ 28.76	$ 21.26	$ 9.95

Income From Investment Operations:
Net Investment Income (Loss) *	(0.36)	(0.47)	(0.28)	(0.40)	(0.27)	(0.08)
Net Gain (Loss) on Securities (Realized and Unrealized)	4.70	9.29	(0.62)	12.04	13.49	11.39
Total from Investment Operations	4.34	8.82	(0.90)	11.64	13.22	11.31

Distributions:
Net Investment Income	0.00	0.00	0.00	0.00	0.00	0.00
Realized Gains	(2.00)	(2.14)	(3.98)	(4.55)	(5.72)	0.00
Total from Distributions	(2.00)	(2.14)	(3.98)	(4.55)	(5.72)	0.00

Net Asset Value, at End of Period	$ 39.99	$ 37.65	$ 30.97	$ 35.85	$ 28.76	$ 21.26

Total Return **	11.50%	29.42%	(1.69)%	42.15%	62.05%	113.67%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 45,293	$ 35,768	$ 26,266	$ 15,375	$ 4,749	$ 1,519
Ratio of Expenses to Average Net Assets ***	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%
Ratio of Net Investment Income (Loss) to Average Net Assets ***	(1.73)%	(1.38)%	(0.87)%	(1.16)%	(0.88)%	(0.79)%
Portfolio Turnover	24.51%	167.41%	113.22%	145.78%	131.82%	419.70%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

OCEANSTONE FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2013 (UNAUDITED)

Note 1. Organization

Oceanstone Fund, (the “Fund”) is a no-load, non-diversified, open-end investment company that was organized as a business trust under the laws of the State of Delaware pursuant to a Declaration of Trust dated June 26, 2006.  The Trust is permitted to issue an unlimited number of no par shares of beneficial interest in the Fund. The Fund’s investment objective is to seek capital appreciation. The Fund invests only in common stocks in U.S. stock market that the Fund's investment adviser believes are undervalued.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Share Valuation- The price (net asset value) of the Fund’s shares is normally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The price is determined by dividing the value of its securities, plus all other assets and less all liabilities, by the number of shares outstanding.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.

Income Taxes- The Fund intends to continue to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the period ended December 31, 2013, related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

OCEANSTONE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013 (UNAUDITED)

Distributions to Shareholders- The Fund will distribute its net realized capital gains, if any, on an annual basis and substantially all of its net investment income in the form of dividends to its shareholders on an annual basis or more frequently at the discretion of the Fund. Distributions will be recorded on ex-dividend date.

Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation- The Fund’s assets are valued at the fair value using market quotations. Common stocks in the Fund’s portfolio are valued at the last quoted sale price on the day the valuation is made. Those common stocks that are not traded on the valuation date are valued at the last bid price. When the market quotation of a stock is either not readily available or not reliable, the Adviser will determine the fair value of the stock in accordance with the guideline approved by the Fund’s Board of Trustees. As a general principle, the fair value of a stock is the price that the Fund may reasonably expect to receive for the stock upon its current sale.

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$ 45,273,624	$ -
Level 2 – Observable Inputs	-	-
Level 3 – Unobservable Inputs	-	-
Total	$ 45,273,624	$ -

The Fund did not hold any Level 3 assets during the six months ended December 31, 2013. The Fund did not hold any derivative instruments at any time during the six months ended December 31, 2013. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Note 3. Investment Management Agreement

The Fund has an investment advisory agreement (the “Agreement”) with Oceanstone Capital Management, Inc. (the “Advisor”) to furnish investment advisory and management services to the Fund.  Under this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.80%. This management fee does not include acquired fund fees and expenses. The Advisor will pay all operating expenses of the Fund except for brokerage commissions, taxes, interests and management fees. For the six months ended December 31, 2013, the Adviser earned a fee of $380,343 from the Fund, of which the Fund owed the Adviser $73,335 as of December 31, 2013.

Note 4. Related Party Transactions

James J. Wang is the control person of the Adviser and also serves as a trustee and officer of the Fund. James Wang receives benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

Note 5. Capital Stock

The Fund is authorized to issue an unlimited number of shares with no par value of separate series. Paid in capital at December 31, 2013 was $37,526,444 representing 1,132,619 shares outstanding. Transactions in capital stock were as follows:

OCEANSTONE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013 (UNAUDITED)

	Six Months Ended 12/31/2013		Fiscal Year Ended 6/30/2013
	Shares	Amount	Shares	Amount
Shares Sold	193,129	$ 8,036,439	249,367	$ 8,584,347
Shares Reinvested	50,516	2,030,243	49,898	1,651,132
Shares Redeemed	(60,934)	(2,532,200)	(197,359)	(6,566,313)
Net Increase	182,711	$ 7,534,482	101,906	$ 3,669,166

Note 6. Investment Transactions

For the six months ended December 31, 2013, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $3,106,781 and $7,016,155, respectively.

Note 7. Tax Matters

For Federal income tax purposes, the cost of investments owned at December 31, 2013 was $37,504,116.

At December 31, 2013, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation
$7,769,508	$(0)	$7,769,508

Income and capital gains distributions are determined in accordance with Federal Income Tax regulations which may differ from accounting principles generally accepted in the United States.

As of December 31, 2013, the tax basis components of undistributed earnings and unrealized appreciation were as follows:

Accumulated Undistributed Net Investment Loss	$ (2,890)
Accumulated Undistributed Realized Gain on Investments	$ 234
Unrealized Appreciation on Investments	$ 7,769,508

The Fund paid a short term capital gain of $1.4719 per share on December 23, 2013 totaling $1,606,734. The Fund paid a long term capital gain of $0.5271 per share on December 23, 2013 totaling $575,385.

The Fund paid a short term capital gain of $1.5836 per share on December 27, 2012 totaling $1,359,982. The Fund paid a long term capital gain of $0.5532 per share on December 27, 2012 totaling $475,083.

OCEANSTONE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013 (UNAUDITED)

The tax character of distributions paid during the six months ended December 31, 2013 and fiscal year ended June 30, 2013 are as follows:

	Ended December 31, 2013	Ended June 30, 2013
Ordinary income	-	-
Short-term capital gain	$1,606,734	$1,359,982
Long-term capital gain	$ 575,385	$ 475,083

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 8. New Accounting Pronouncement

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and require additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

OCEANSTONE FUND

EXPENSE ILLUSTRATION

DECEMBER 31, 2013 (UNAUDITED)

Expense Example

As a shareholder of the Oceanstone Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2013 through December 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2013	December 31, 2013	July 1, 2013 to December 31, 2013

Actual	$1,000.00	$1,114.98	$9.60
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,016.09	$9.12

* Expenses are equal to the Fund's annualized expense ratio of 1.80%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

OCEANSTONE FUND

TRUSTEES AND OFFICERS

DECEMBER 31, 2013 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.  Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Name, Address and Year of Birth	Position & Length of Service with the Fund	Principal Occupations During Past 5 Years and Current Directorships
Rajendra Prasad 1310 East Ocean Blvd. #1401 Long Beach, CA 90802 1945	Trustee since 2006	Mr. Prasad is a part-time practicing physician. He is a registered investment advisor.
Manu Hinduja 17082 Greentree Lane Huntington Beach, CA 92649 1950	Trustee since 2011	Mr. Hinduja is a director of GSR Services, Inc., an information technology staffing company, since 1995 and a director of Huntington Resources, Inc., a consulting company, since 1993.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Year of Birth	Position & Length of Service with the Fund	Principal Occupations During Past 5 Years and Current Directorships
James J. Wang[1] PO Box 130982 Carlsbad, CA 92013 1963	Trustee, Treasurer, President and Chief Compliance Officer since 2006	James Wang is the president, a director, and a shareholder of Oceanstone Capital Management, Inc., the Fund’s investment adviser, since 2006.

1 James J. Wang is considered an "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Advisor.

OCEANSTONE FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2013 (UNAUDITED)

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 988-6290 to request a copy of the SAI or to make shareholder inquiries.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Fund’s first and third fiscal quarters end on September 30 and March 31. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 988-6290.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling the Fund at 1-(800) 988-6290, (2) on the Fund's website http://www.oceanstonefund.com, and (3) from the Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-800-988-6290). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Board of Trustees

James J. Wang

Rajendra Prasad

Manu Hinduja

Investment Adviser

Oceanstone Capital Management, Inc.

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Cowan, Gunteski & Co., P.A.

This report is provided for the general information of the shareholders of the Oceanstone Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert

(a) The registrant does not have an audit committee because of its small size. The registrant’s Board of Trustees has not determined whether it has a financial expert serving on its Board.  At this time, the registrant believes that the experiences provided by each member of its trustee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1) Code of Ethics.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

 (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oceanstone Fund

By: /s/ James J. Wang

James J. Wang

President

Date:          02/26/20014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James J. Wang

James J. Wang

President

Date:          02/26/2014

By: /s/ James J. Wang

James J. Wang

Chief Financial Officer

Date:          02/26/2014